Contingencies and Commitments	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES AND COMMITMENTS

20. CONTINGENCIES AND COMMITMENTS

The Company is involved in various legal claims and actions arising in the normal course of the Company’s operations. Although the outcome of these claims cannot be predicted with certainty, the Company does not expect these matters to have a material adverse effect on the Company’s financial position, cash flows or results of operations.

Lease Commitments

The Company and its subsidiaries lease its office facilities and cannabis related facilities in the United States and Colombia under non-cancellable operating lease agreements.

Undiscounted future minimum annual lease payments for the next five years and thereafter are as follows:

Lease Commitments
2022	$1,910
2023	1,562
2024	845
2025	337
2026	152
Thereafter	286
Total	$5,092

Purchase Commitments

The Company does not have any commitments to purchase raw materials at specific prices under any supplier contracts. Additionally, the Company is committed to pay approximately $2,350 for insurance coverage. In 2020, the Company was committed to pay approximately $2,800 for insurance coverage. See Note 12 for information on the Company’s debt obligations.